RELATED PARTY TRANSACTIONS - Disclosure of Directors and Other Key Management Personnel (Details) - Executive Leadership Team - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries, directors' fees and other short-term benefits	$ 3,368	$ 3,573
Share-based payments	638	2,342
Total key management personnel compensation	$ 4,006	$ 5,915